Income Taxes, Components of deferred tax liabilities and assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities: [Abstract]
Accelerated tax depreciation	$ 1,277	$ 1,299
Investments in joint venture partnerships	158	161
Other intangible assets	387	406
Inventory	632	627
Total deferred tax liabilities	2,454	2,493
Deferred tax assets: [Abstract]
Net operating loss carryforwards	554	609
Employee benefit plans	548	481
Deferred interest carryforwards	0	619
State and foreign income taxes, net of federal tax benefit	12	5
Environmental reserves	37	35
Other	72	136
Total deferred tax assets	1,223	1,885
Deferred tax asset valuation allowances	(551)	(570)
Net deferred tax assets	672	1,315
Net deferred tax liabilitites	1,782	1,178
Balance sheet classifications: [Abstract]
Deferred tax assets - current	46	29
Deferred tax assets - long term	44	20
Deferred tax liability - current	558	310
Deferred tax liability - long term	1,314	917
Net deferred tax liabilitites	1,782	1,178
Postconfirmation other obligations [Abstract]
Postconfirmation deferred income taxes			$ 857